LOSS PER SHARE (Schedule of Loss Per Share) (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Basic and diluted net loss per ordinary share:
Net loss	$ 8,826	$ 12,290	$ 610
Preferred shares dividend		295	1,958
Net loss attributable to ordinary shares	$ 8,826	$ 12,585	$ 2,568
Shares used in computing net loss per ordinary shares, basic and diluted (in thousands)	14,499	11,918	2,181
Net loss per ordinary share, basic and diluted	$ 0.61	$ 1.06	$ 1.18